Minnesota Life Insurance Company

Variable Annuity Account

Supplement dated December 7, 2016 to the following Prospectuses dated April 29, 2016:

•  MultiOption® Advisor Variable Annuity

•  MultiOption® Extra Variable Annuity

•  MultiOption® Guide Variable Annuity

•  MultiOption® Legend Variable Annuity

The operating expense table and contract owner expense example sections for the above listed prospectuses are supplemented. The specific changes are described below.

MultiOption® Advisor Variable Annuity

The Total Annual Portfolio Company Operating Expenses table in the MultiOption® Advisor prospectus is updated as follows:

	Minimum	Maximum
Total Annual Portfolio Company Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.46%	2.46%

The contract owner expense example section in the MultiOption® Advisor prospectus is updated as follows:

	If you surrendered your contract at the end of the applicable time period				If you annuitize at the end of the available time period or you do not surrender your contract
B Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Maximum Fund Expenses
Base + HAV + Ovation II — Joint	$1,331	$2,521	$3,753	$6,774	$631	$1,921	$3,253	$6,774
Minimum Fund Expenses
Base + HAV + Ovation II — Joint	$1,136	$1,951	$2,836	$5,143	$436	$1,351	$2,336	$5,143
	If you surrendered your contract at the end of the applicable time period				If you annuitize at the end of the available time period or you do not surrender your contract
C Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Maximum Fund Expenses
Base + PDB + EEB	$462	$1,391	$2,328	$4,701	$462	$1,391	$2,328	$4,701
Minimum Fund Expenses
Base + PDB + EEB	$264	$811	$1,385	$2,944	$264	$811	$1,385	$2,944
	If you surrendered your contract at the end of the applicable time period				If you annuitize at the end of the available time period or you do not surrender your contract
L Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Maximum Fund Expenses
Base + PDB + EEB	$1,157	$1,977	$2,305	$4,662	$457	$1,377	$2,305	$4,662
Minimum Fund Expenses
Base + PDB + EEB	$959	$1,396	$1,360	$2,895	$259	$796	$1,360	$2,895

Please retain this supplement for future reference.F88510 12-2016

MultiOption® Extra Variable Annuity

The Total Annual Portfolio Company Operating Expenses table in the MultiOption® Extra Variable Annuity prospectus is updated as follows:

	Minimum	Maximum
Total Annual Portfolio Company Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.46%	2.46%

The contract owner expense example section in the MultiOption® Extra prospectus is updated as follows:

	If you surrendered your contract at the end of the applicable time period				If you annuitize at the end of the available time period or you do not surrender your contract
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Maximum Fund Expenses
Base + HAV + Ovation II — Joint	$1,320	$2,611	$3,975	$6,775	$670	$2,021	$3,385	$6,775
Minimum Fund Expenses
Base + HAV + Ovation II — Joint	$1,124	$2,048	$3,079	$5,203	$474	$1,458	$2,489	$2,895

MultiOption® Guide Variable Annuity

The Total Annual Portfolio Company Operating Expenses table in the MultiOption® Guide Variable Annuity prospectus is updated as follows:

	Minimum	Maximum
Total Annual Portfolio Company Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.46%	2.46%

The contract owner expense example section in the MultiOption® Guide prospectus is updated as follows:

	If you surrendered your contract at the end of the applicable time period				If you annuitize at the end of the available time period or you do not surrender your contract
B Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Maximum Fund Expenses
Base + HAV + Ovation II — Joint	$1,420	$2,581	$3,666	$6,457	$620	$1,881	$3,166	$6,457
Minimum Fund Expenses
Base + HAV + Ovation II — Joint	$1,224	$2,009	$2,747	$4,809	$424	$1,309	$2,247	$4,809
	If you surrendered your contract at the end of the applicable time period				If you annuitize at the end of the available time period or you do not surrender your contract
L Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Maximum Fund Expenses
Base + PDB + EEB	$1,455	$2,680	$3,321	$6,716	$655	$1,980	$3,321	$6,716
Minimum Fund Expenses
Base + PDB + EEB	$1,260	$2,114	$2,419	$5,130	$460	$1,414	$2,419	$5,130

MultiOption® Legend Variable Annuity

The Total Annual Portfolio Company Operating Expenses table in the MultiOption® Legend Variable Annuity prospectus is updated as follows:

	Minimum	Maximum
Total Annual Portfolio Company Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.46%	2.46%

The contract owner expense example section in the MultiOption® Legend prospectus is updated as follows:

	If you surrendered your contract at the end of the applicable time period				If you annuitize at the end of the available time period or you do not surrender your contract
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Maximum Fund Expenses
Base + HAV + Ovation II — Joint	$1,475	$2,645	$3,446	$7,091	$675	$2,045	$3,446	$7,091
Minimum Fund Expenses
Base + HAV + Ovation II — Joint	$1,280	$2,082	$2,550	$5,543	$480	$1,482	$2,550	$5,543